Fair Value of Financial Instruments not carried at Fair Value	12 Months Ended
Dec. 31, 2025
Fair Value of Financial Instruments not carried at Fair Value [Abstract]
Fair Value of Financial Instruments not carried at Fair Value	14 — Fair Value of Financial Instruments not carried at Fair
Value
Financial instruments not carried at fair value are not managed on a fair value basis. For these instruments fair values are calculated for disclosure purposes only and do not impact the Group’s balance sheet or income statement. Additionally, since the instruments generally do not trade, there is significant management judgement required to determine these fair values. Differences between the carrying value and the fair value as of December 31, 2025, are consistent with the changes in the interest rate environment in the reporting period.
For the following financial instruments which are predominantly short-term, the carrying value represents a reasonable estimate of the fair value:

Assets	Liabilities
Cash and central bank balances	Deposits
Interbank balances (w/o central banks)	Central bank funds purchased, and securities sold under repurchase agreements
Central bank funds sold, and securities purchased under resale agreements	Securities loaned
Securities borrowed	Other short-term borrowings
Other financial assets	Other financial liabilities
For all other financial instruments carried at amortized cost, the following valuation techniques are applied:
–On retail lending portfolios with a large number of homogeneous loans (e.g., residential mortgages), the fair value is calculated for each product type by discounting the portfolio’s contractual cash flows using the Group’s new loan rates, for lending to borrowers of similar credit quality, which includes the impact of the macroeconomic environment.
Key inputs for retail mortgages are the difference between historic and current product margins and the estimated prepayment rates. Capitalized broker fees included in the carrying value are also considered to be at fair value.
–The fair value of the corporate lending portfolio is estimated predominantly by discounting the loan until its maturity, based on the loan specific credit spreads and funding costs for the Group.
–For long-term debt and trust preferred securities, the fair value is determined from quoted market prices, where available. Where quoted market prices are not available, the fair value is estimated by using a valuation technique that discounts the remaining contractual cash flows at a rate at which an instrument with similar characteristics is quoted in the market.
–A discounted cash flow model is generally used for determining the fair value of long-term deposits since market data is usually not available. In addition to the yield curve, Deutsche Bank’s own credit spreads are also considered. Credit spreads of the respective counterparties are not used in the measurement of fair values on financial liabilities at amortized cost.
For these financial instruments carried at amortized costs, the disclosed fair value is categorized under the IFRS fair value hierarchy (i.e., Level 1, Level 2, and Level 3) as outlined in Note “Financial Instruments carried at fair value”. In general,
Level 1 includes Cash and Central bank balances; Level 2 includes Interbank balances (w/o central banks), Central bank funds sold, and securities purchased under resale agreements, Securities borrowed, Other financial assets, Deposits,
Central bank funds purchased, and securities sold under repurchase agreements, Securities loaned, Other short- term borrowings, Other financial liabilities, Long- term debt and Trust preferred securities; and Level 3 includes Loans.
Estimated fair value of financial instruments not carried at fair value on the balance sheet[1]

	Dec 31, 2025
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	164,659	164,659	164,659	—	—
Interbank balances (w/o central banks)	6,962	6,962	—	6,962	—
Central bank funds sold and securities purchased under resale agreements	37,509	37,535	—	37,535	—
Securities borrowed	6	6	—	6	—
Loans	478,214	466,128	—	13,175	452,954
Other financial assets	158,129	157,433	29,214	127,730	490
Financial liabilities:
Deposits	694,580	694,445	1	694,445	—
Central bank funds purchased and securities sold under repurchase agreements	4,177	4,173	—	4,173	—
Securities loaned	2	2	—	2	—
Other short-term borrowings	18,204	18,211	—	18,211	—
Other financial liabilities	123,451	123,451	2,381	121,070	—
Long-term debt	114,754	115,463	—	113,663	1,800
Trust preferred securities	283	297	—	297	—

	Dec 31, 2024
in € m.	Carrying value	Fair value	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets:
Cash and central bank balances	147,494	147,494	147,494	—	—
Interbank balances (w/o central banks)	6,160	6,160	—	6,160	—
Central bank funds sold and securities purchased under resale agreements	40,803	40,923	—	40,923	—
Securities borrowed	44	44	—	44	—
Loans	483,897	470,058	—	13,338	456,720
Other financial assets	92,572	91,214	12,063	78,482	669
Financial liabilities:
Deposits	667,700	667,609	2	667,607	—
Central bank funds purchased and securities sold under repurchase agreements	3,740	3,727	—	3,727	—
Securities loaned	2	2	—	2	—
Other short-term borrowings	9,895	9,903	—	9,903	—
Other financial liabilities	79,371	79,371	2,237	77,134	—
Long-term debt	114,899	114,496	—	112,033	2,463
Trust preferred securities	287	273	—	273	—
[1]Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in “Note 01 –
Material accounting policies and critical accounting estimates”
As of December 31, 2025, the difference between the fair value and the carrying value of loans is primarily driven by current interest rates on long-dated retail mortgages in Germany compared to the contractual rate. For long-term debt and trust preferred securities, the difference between the fair value and the carrying value is due to changes in interest rates at which the Group could issue debt with similar maturity and subordination at the balance sheet date compared to the rate the instrument was issued at. The carrying values included in the table do not include any impacts from economic hedges.